Equity - Proposal for distribution of profits (Details) - SEK (kr) kr / shares in Units, kr in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Equity
Profit at the disposal of the annual general meeting	kr 16,532
Proposed dividends	414	kr 290
Remaining disposable funds to be carried forward	kr 16,118
Proposed dividends per share	kr 103.70